Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	$ 14.0	$ 20.4	$ 305.9
Equity Securities, FV-NI, Realized Gain	381.3	863.7	397.6
Debt and Equity Securities, Realized Gains	395.3	884.1	703.5
Debt Securities, Available-for-Sale, Realized Loss	(263.1)	(599.8)	(67.4)
Equity Securities, FV-NI, Realized Loss	(140.1)	(87.8)	(21.8)
Debt and Equity Securities, Realized Losses	(403.2)	(687.6)	(89.2)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(249.1)	(579.4)	238.5
Equity Securities, FV-NI, Realized Gain (Loss)	241.2	775.9	375.8
Net realized gains (losses) on security sales	(7.9)	196.5	614.3
Realized Gain (Loss) on Security Sales, Other Assets	21.6	0.0	0.0
Net impairment losses recognized in earnings	(9.0)	(8.6)	(5.0)
Realized Gains (Losses), Other Assets	12.6	(8.6)	(5.0)
Unrealized Gain (Loss) on Hybrid Instrument, Net	45.4	(82.0)	(7.7)
Equity Securities, FV-NI, Unrealized Gain (Loss)	303.0	(2,018.1)	907.6
Net holding period gains (losses) on securities	348.4	(2,100.1)	899.9
Total net realized gains (losses) on securities	353.1	(1,912.2)	1,509.2
U.S. government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	12.1	10.8	105.8
Debt Securities, Available-for-Sale, Realized Loss	(64.6)	(433.3)	(52.0)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(52.5)	(422.5)	53.8
State and local government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.0	0.0	51.2
Debt Securities, Available-for-Sale, Realized Loss	0.0	(1.0)	(3.4)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	0.0	(1.0)	47.8
Foreign government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Loss	0.0	0.0	(0.1)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	0.0	0.0	(0.1)
Corporate debt securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	1.0	8.7	104.0
Debt Securities, Available-for-Sale, Realized Loss	(85.7)	(88.3)	(8.3)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(84.7)	(79.6)	95.7
Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.9	0.7	0.3
Debt Securities, Available-for-Sale, Realized Loss	0.0	0.0	(1.1)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	0.9	0.7	(0.8)
Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.0	0.0	41.9
Debt Securities, Available-for-Sale, Realized Loss	(106.8)	(72.4)	(1.9)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(106.8)	(72.4)	40.0
Other asset-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.0	0.2	1.2
Debt Securities, Available-for-Sale, Realized Loss	(5.6)	(4.4)	(0.6)
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(5.6)	(4.2)	0.6
Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	0.0	0.0	1.5
Debt Securities, Available-for-Sale, Realized Gain (Loss)	0.0	0.0	1.5
Short-term investments
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Realized Loss	(0.4)	(0.4)	0.0
Debt Securities, Available-for-Sale, Realized Gain (Loss)	(0.4)	(0.4)	0.0
Nonredeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Equity Securities, FV-NI, Realized Gain	0.3	17.6	28.0
Equity Securities, FV-NI, Realized Loss	(118.3)	(9.8)	(1.7)
Equity Securities, FV-NI, Realized Gain (Loss)	(118.0)	7.8	26.3
Common equities
Gain (Loss) on Securities [Line Items]
Equity Securities, FV-NI, Realized Gain	381.0	846.1	369.6
Equity Securities, FV-NI, Realized Loss	(21.8)	(78.0)	(20.1)
Equity Securities, FV-NI, Realized Gain (Loss)	$ 359.2	$ 768.1	$ 349.5